Nature of Expenses	12 Months Ended
Dec. 31, 2025
Nature of Expenses [Abstract]
Nature of expenses

NOTE 5: Nature of expenses

Research and development expenses

Thousands of $ For the years ended December 31	Notes	2025	2024	2023
Personnel costs	6	4,614	5,264	3,693
Clinical validation		3,539	2,506	765
Lab consumables		1,056	1,378	639
Depreciation	12	445	563	428
Patent expenses		144	148	83
External collaborator fees		95	83	199
Other expenses		457	610	569
Total research and development expenses		10,350	10,552	6,376

Research and development expenses consist of costs incurred for the development and improvement of our products. These expenses consist primarily of labor costs (including salaries, bonuses, benefits, and share-based compensation), reagents and supplies, clinical studies, outside services, patent expenses, depreciation of laboratory equipment, facility occupancy and information technology costs. Research and development expenses also include costs associated with assay improvements and automation workflow for our current suite of products.

For the year ended December 31, 2025, research and development expenses decreased by $0.2 million, or 2%, primarily due to a reduction in force in our European R&D team, partially offset by an increase in our clinical studies.

For the year ended December 31, 2024, research and development expenses increased by $4.2 million, or 66%, primarily due to increases in our clinical studies and associated lab consumables as well as an increase in personnel costs.

Selling and Marketing expenses

Thousands of $ For the years ended December 31	Notes	2025	2024	2023
Personnel costs	6	32,056	32,280	27,952
Marketing expenses		4,989	4,262	5,075
Depreciation	12	1,774	1,343	888
Professional fees		961	916	710
Travel expenses		970	896	1,061
Offices & facilities expenses		845	301	459
Other expenses		969	983	770
Total selling and marketing expenses		42,564	40,981	36,915

The Company’s selling and marketing expenses are expensed as incurred and include costs associated with its sales organization, including its direct clinical sales force and sales management, medical affairs, client services, marketing and managed care, as well as technical lab support and administration. These expenses consist primarily of labor costs (including salaries, bonuses, benefits, and share-based compensation), customer education and promotional expenses, market analysis expenses, conference fees, travel expenses and allocated overhead costs.

For the year ended December 31, 2025, selling and marketing expenses increased by $1.6 million, or 4%, compared to 2024, primarily due to increases in personnel costs related to the acquisition of ExoDx (as detailed in Note 3).

For the year ended December 31, 2024, selling and marketing expenses increased by $4.1 million, or 11%, compared to 2023, primarily due to increases in personnel costs, which includes incentive compensation for our commercial team, partially offset by savings in marketing and travel costs.

General and administrative expenses

Thousands of $ For the years ended December 31	Notes	2025	2024	2023
Personnel costs	6	14,447	13,239	10,184
Professional fees		6,625	3,780	6,706
Offices & facilities expenses		1,606	1,472	1,266
Public company expenses		1,307	1,439	2,701
Depreciation	12	967	1,043	737
IT Services		1,121	945	639
Board fees		359	388	366
Travel expenses		37	104	130
Other expenses		459	391	281
Total general and administrative expenses		26,928	22,801	23,010

General and administrative expenses include costs for certain executives, accounting and finance, legal, revenue cycle management, information technology, human resources, and administrative functions. These expenses consist primarily of labor costs (including salaries, bonuses, benefits, and share-based compensation), professional service fees such as consulting, accounting, legal, general corporate costs, and public-company costs associated with the Company’s listing, as well as allocated overhead costs (rent, utilities, insurance, etc.).

General and administrative expenses increased in 2025 by $4.1 million or 18%, primarily from ExoDx deal-related expenses of $1.7 million, as well as expanded headcount from the acquisition (refer to Note 3 for further details of the acquisition).

General and administrative expenses decreased in 2024 by $0.2 million or 1%, primarily from savings in professional fees, and public company expenses, partially offset by increases in personnel costs.

Amortization of intangible assets

Thousands of $ For the years ended December 31	2025	2024	2023
Research and development	3,819	3,203	3,157
Selling and marketing	1,351	1,680	1,315
General and administrative	22	22	22
Total amortization of intangible assets	5,192	4,905	4,494

Amortization of intangible assets primarily relates to the acquired intellectual property, brand, and customer relationships of the GPS business combination in 2022, as well as internally developed assets associated with the GPS mdx assay.